OTHER FINANCIAL LIABILITIES	3 Months Ended
Mar. 31, 2025
Disclosure Of Other Financial Liabilities [abstract]
OTHER FINANCIAL LIABILITIES

NOTE 15. OTHER FINANCIAL LIABILITIES
The item composition at period/fiscal year closing is detailed below.

Item	03.31.25	12.31.24
Creditors for Purchases with Pending Settlement	30,869,156	40,687,409
Collections and Other Transactions on Behalf of Third Parties	302,776,957	312,509,170
Obligations for Purchase Financing	2,616,188,641	2,652,610,709
Creditors for Purchase of Foreign Currency with Pending Settlement	1,047,497,053	68,317,523
Accrued Fees Payable	32,336,445	20,123,867
Sundry Items subject to Minimum Cash	77,553,198	86,024,265
Sundry Items Not Subject to Minimum Cash	504,491,427	534,253,053
Leases Payable	56,796,203	58,318,566
Financial Liabilities for Guarantees and Sureties Granted (Financial Collateral Contracts)	12,305,826	12,960,294
Cash and Cash Equivalents for Spot Purchases or Sales Pending Settlement	43,760,464	7,846,832
Other Financial Liabilities	34,342,007	74,461,305
Total	4,758,917,377	3,868,112,993
The breakdown of Other Financial Liabilities per remaining terms is detailed in Schedule I.